Marketable Securities	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

Note 5 - Marketable Securities

The Company's investment in marketable securities as of December 31, 2019 and 2020 are classified as ''held-to-maturity'' and consist of the following:

	Amortized cost basis**	Gross unrealized holding gains	Gross unrealized holding (losses)	Aggregate fair value*
	US$ thousands
At December 31, 2020
Held to maturity:
Corporate debt securities and government debt securities
Current	35,445	265	(102)	35,608
Non-Current	15,365	339	-	15,704

	50,810	604	(102)	51,312

At December 31, 2019
Held to maturity:
Corporate debt securities and government debt securities
Current	14,170	24	(97)	14,097
Non-Current	46,955	408	(112)	47,251

	61,125	432	(209)	61,348

*	Fair value is being determined using quoted market prices in active markets (Level 2).
**	Including accrued interest in the amount of US$ 538 thousand and US$ 412 thousand as of December 31, 2019 and 2020, respectively.
The accrued interest is presented as part of other receivables on the balance sheet.

Activity in marketable securities in 2020	US$ thousands

Balance at January 1, 2020	61,125

Purchases of marketable securities	6,558
Discount on marketable securities, net	(244)
Proceeds from maturity of marketable securities	(16,629)
Balance at December 31, 2020	50,810

F - 25

Silicom Ltd. and its Subsidiaries

Notes to the Consolidated Financial Statements

Note 5 - Marketable Securities (Cont’d)

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2020:

	Less than 12 months		12 months or more		Total
Held to maturity:	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities and government debt securities	(2)	1,105	(100)	6,770	(102)	7,875

The unrealized losses on the investments were caused by changes in interest rate. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery; therefore these investments are not considered other than temporarily impaired.